Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Common Stock [Line Items]
Common stock, shares authorized	1,000,000,000	1,000,000,000	60,000,000
Preferred stock issued
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Price per share (in Dollars per share)	$ 1.36
Aggregate purchase price (in Dollars)	$ 4,999,999.2
Common Stock [Member]
Common Stock [Line Items]
Common stock, shares authorized	1,000,000,000
Purchase shares	1,838,235
Common stock, par value (in Dollars per share)	$ 0.0001
Preferred Stock [Member]
Common Stock [Line Items]
Preferred stock, shares authorized	10,000,000